Note 9 - Income Taxes - Schedule of Income Taxe Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Income Tax Expense (Benefit)	$ 0	$ 117	$ 0
Inland Revenue, Hong Kong [Member]
Income Tax Expense (Benefit)	0	117	0
Income Tax Jurisdiction, Foreign [Member] | Inland Revenue, Hong Kong [Member]
- Current year	0	0	0
- Prior year	0	117	0
Income Tax Expense (Benefit)	$ 0	$ 117	$ 0